Offerings - Offering: 1	Feb. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, $.01 par value per share
Amount Registered | shares	5,700,900
Proposed Maximum Offering Price per Unit	0.935
Maximum Aggregate Offering Price	$ 5,330,341.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 816.08
Offering Note	(a) This registration statement relates to the resale by the selling shareholders referenced herein of up to 5,700,900 common shares of beneficial interest of the Registrant. (b) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the securities being registered hereunder include such indeterminate number of securities as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions. (c) Estimated solely for the purposes of computing the registration fee with respect to 5,700,900 common shares of beneficial interest pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Registrant's common shares of beneficial interest on The Nasdaq Stock Market LLC on February 14, 2025.